Equipment (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equipment
Property, plant and equipment at beginning of period	kr 163	kr 104
Exchange differences	(299)
Property, plant and equipment at end of period	6,309	163	kr 104
Research and development expenses	357,485	241,371	149,826
Administrative and selling expense
Equipment
Depreciation for the year	(406)	(37)	(44)
Research And Development Expenses [Member]
Equipment
Depreciation for the year	(59)
Cost at closing balance
Equipment
Property, plant and equipment at beginning of period	214	118	813
Acquisition for the year	6,588		118
Disposal for the year	(118)		(813)
Additional, through business combinations		100
Exchange differences	389	(4)
Property, plant and equipment at end of period	7,073	214	118
Amortization at closing balance
Equipment
Property, plant and equipment at beginning of period	(51)	(14)	(706)
Depreciation for the year	(465)	(37)	(44)
Disposal for the year	51		736
Property, plant and equipment at end of period	kr (764)	kr (51)	kr (14)